Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Document Type	40-F/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Registrant Name	TRILOGY INTERNATIONAL PARTNERS INC.
Entity Central Index Key	0001689382
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	44,177,149